Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Components of Due to Affiliates
The following table details the components of Due to affiliates ($ in thousands):

	September 30, 2021	December 31, 2020
Accrued stockholder servicing fee	$227,430	$73,170
Performance participation allocation	111,934	15,061
Advanced organization and offering costs	4,735	5,830
Accrued management fee	6,782	2,103
Accrued affiliate service provider expenses	610	—
Advanced operating expenses	348	207

Total	$351,839	$96,371

The following table details the components of Due to affiliates ($ in thousands):

	December 31, 2020	December 31, 2019
Accrued stockholder servicing fee	$73,170	$44,086
Performance participation allocation	15,061	10,366
Advanced organization and offering costs	5,830	7,290
Accrued management fee	2,103	1,037
Accrued affiliate service provider expenses	—	112
Advanced operating expenses	207	450

Total	$96,371	$63,341